SCHEDULE OF ALLOWANCE FOR CURRENT EXPECTED CREDIT LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Balance at January 1,	$ 798	$ 530
Additions	907	251
Foreign exchange translation adjustment	(40)	17
Balance at December 31,	$ 1,665	$ 798